Document and Entity Information	May 04, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	May 04, 2026
Entity Registrant Name	Hemab Therapeutics Holdings, Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-43250
Entity Tax Identification Number	41-4241952
Entity Address Address Line 1	101 Main Street
Entity Address Address Line 2	Suite 1220
Entity Address City Or Town	Cambridge
Entity Address State Or Province	MA
Entity Address Postal Zip Code	02142
City Area Code	617
Local Phone Number	553-3952
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common stock, $0.0001 par value per share
Trading Symbol	COAG
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Current Fiscal Year End Date	--12-31
Amendment Flag	false
Entity Central Index Key	0002114044